INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [Abstract]
Schedule of Inventories
	December 31, 2025	December 31, 2024
	US$‘000	US$‘000
Raw materials and consumables	11,485	10,032
Work-in-progress	3,738	4,989
Finished goods	3,605	4,353

	18,828	19,374

Schedule of Movement on Inventory Provision
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Opening provision at January 1	7,648	11,344	16,274
Charged during the year	629	2,113	2,291
Utilised during the year	(1,176)	(5,809)	(5,456)
Eliminated on disposal of business	-	-	(1,765)

Closing provision at December 31	7,101	7,648	11,344